FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [abstract]
Accounts payable	$ 1,488,379	$ 715,452
Accrued liabilities	83,663	221,634
Due to related parties	67,477	284,920
Employee retention allowance	184,951	184,159	$ 180,519
Lease obligation	$ 138,684	$ 188,370